13 Financial assets and financial liabilities (Details Narrative) R$ in Thousands											12 Months Ended
		Aug. 13, 2019 BRL (R$)	Jul. 23, 2019 BRL (R$)	May 09, 2019 BRL (R$)	Apr. 03, 2019 BRL (R$)	Dec. 05, 2018 BRL (R$)	Nov. 21, 2018	Nov. 16, 2018 BRL (R$)	May 30, 2018	May 27, 2018 BRL (R$)	Dec. 31, 2019 BRL (R$) Number		Dec. 31, 2018 BRL (R$)		Dec. 31, 2017
Disclosure of redesignated financial assets and liabilities [line items]
Contractual lease term											1 year
Amount recognized lease expense from short-term leases and low-value assets											R$ 4,494
Accounts payable to selling shareholders											300,237		R$ 177,730
Foreign Currency Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Exposure risk											R$ 52,959		R$ 77,829
Percentage of sensitivity change in the Euro exchange rate											10.00%
Closing foreign exchange rate | Number											4.439
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Ownership Interest									60.00%		60.00%		60.00%
Accounts payable to selling shareholders	[1]												R$ 8,990
Instituto De Ensino Superior Do Piaui S.A. ("IESP") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Ownership Interest										80.00%	100.00%	[2]	80.00%	[2]	[2]
Accounts payable to selling shareholders										R$ 8,906	R$ 75,450	[3]	R$ 115,656	[3]
Remaining accounts payable										106,200
Equal installments payables										R$ 35,400
Description of Installments payable										The first installment was paid in November 2019 and the remaining two installments are due by the end of the second and third year from the transaction closing date.
FADEP - Faculdade Educacional De Pato Branco Ltda. ("FADEP") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Ownership Interest						100.00%					100.00%		100.00%
Accounts payable to selling shareholders						R$ 52,846					R$ 18,745	[4]	R$ 53,084	[4]
Equal installments payables						R$ 17,615
Description of Installments payable						The first installment was paid in June 2019, the second installment was paid in December 2019, and the last installment is due in June 2020.
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Ownership Interest					90.00%						100.00%	[5]		[5]	[5]
Accounts payable to selling shareholders	[6]										R$ 105,306
Adjusted by the IPCA rate					4.10%
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member] | April 2020 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders					R$ 39,695
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member] | April 2021 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders					29,770
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member] | April 2022 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders					R$ 29,770
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Ownership Interest				100.00%							100.00%	[5]		[5]	[5]
Accounts payable to selling shareholders				R$ 45,303							R$ 45,646	[7]		[7]
Description of Installments payable				Five equal installments
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member] | February 2020 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders				R$ 9,061
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member] | February 2021 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders				9,061
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member] | February 2022 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders				9,061
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member] | February 2023 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders				9,061
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member] | February 2024 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Accounts payable to selling shareholders				R$ 9,061
Instituto Paraense De Educacao E Cultura Ltda. (IPEC) [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Ownership Interest		100.00%									100.00%	[8]		[8]	[8]
Accounts payable to selling shareholders		R$ 54,000									R$ 55,090	[9]		[9]
Description of Installments payable		Two equal installments annually at the end of the first and the second year from the transaction closing date.
Cash on the transaction closing date		R$ 54,000
Bottom of Range [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Contractual lease term											5 years
Top of Range [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Contractual lease term											30 years
Cross-Currency Interest Rate Swap Agreements [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Interest rate basis							1.01% p.y. to 128% of CDI
Description of swap agreements maturities							Three maturities on November 18, 2019, May 18, 2020 and November 12, 2020.
Cash Equivalents [Member] | Foreign Currency Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Exposure risk											R$ 2,529
Euro Member Countries, Euro | Foreign Currency Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Closing foreign exchange rate | Number											1.00
Financiadora de Estudos e Projetos ("FINEP") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Loan amount			R$ 16,153
Borrowings, maturity			2027
Borrowings amount first tranche			R$ 6,734
Secured loan amount											R$ 6,734
Itau Unibanco S.A [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Loan amount								R$ 74,980
Secured loan amount											R$ 14,788		R$ 18,810
Interest rate								1.01%
Description of repayable installments								Repayable in three equal installments on November 18, 2019, May 18, 2020 and November 12, 2020.
Net Debt to EBITDA ratio								Net Debt to EBITDA ratio less or equal to: 2.2x during 2018 and 2019 and 1.8x in 2020.
Itau Unibanco S.A [Member] | Euro Member Countries, Euro
Disclosure of redesignated financial assets and liabilities [line items]
Loan amount								R$ 17,500

[1]	On May 30, 2018, Afya Brazil acquired 60% of CCSI and the amount payable is adjusted by the IGP-M inflation rate and was settled in December 2019.
[2]	See Note 17 for further details on the acquisition of minority interest during 2019.
[3]	On November 27, 2018, Afya Brazil acquired 80% of IESP and the amounts of (i) R$8,906 is payable in February 2019, and (ii) R$106,200 is payable in three equal installments of R$35,400, each adjusted by the CDI rate through the payment date. The first installment was paid in November 2019 and the remaining two installments are due by the end of the second and third year from the transaction closing date.
[4]	On December 5, 2018, Afya Brazil acquired 100% of FADEP and the amount of R$52,846 is payable in three equal installments of R$17,615, each adjusted by the SELIC rate through the payment date and due semiannually from the transaction closing date. The first installment was paid in June 2019, the second installment was paid in December 2019, and the last installment is due in June 2020.
[5]	See Note 5 for further details on the business combinations during 2019.
[6]	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 is payable in April 2020; R$ 29,770 is payable in April 2021; and R$ 29,770 is payable in April 2022, adjusted by the IPCA rate + 4.1% per year.
[7]	On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$ 45,303 is payable in five equal installments of R$ 9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.
[8]	See Note 12 for further details on the acquisition of assets related to licenses with indefinite useful life in 2019.
[9]	On August 13, 2019, Afya Brazil acquired 100% of IPEC and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.